Income Taxes - Components of the deferred tax assets and liabilities (Details) - FREYR AS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Tax losses carryforwards	$ 4,374	$ 2,494	$ 496
Total deferred tax assets before valuation allowance	4,374	2,494	496
Valuation allowance	(4,097)	(2,397)	(485)
Total deferred tax assets	277	97	11
Deferred tax liabilities
Property and equipment	3	2	1
Prepayment and deferred income	274	95	10
Total deferred tax liabilities	277	97	$ 11
Net deferred tax asset	$ 0	$ 0